Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Disclosure of detailed information about remuneration paid to related parties [text block]
The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
Directors ’ fees	$142	$153
Salaries and benefits	$1,143	$929
Share-based compensation	$461	$410

Disclosure of detailed information about related party transactions [text block]
As of December 31, 2018, included in the receivables balance on the consolidated statement of financial position is nil (December 31, 2017 - $0.2 million) due from Mason Resources relating to the ASA.

	2018	2017
Executive services	$421	$268
Corporate overhead	$280	$280
Investor communications	$-	$45
Restructure charge	$-	$175